Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — December 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 70.9%
	Aerospace — 1.7%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	$2,032,998
1,638,000	Kaman Corp.,
	3.250%, 05/01/24	1,902,942

		3,935,940

	Airlines — 0.6%
930,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,355,475

	Business Services — 1.6%
1,000,000	MicroStrategy Inc.,
	0.750%, 12/15/25(a)	1,294,977
2,000,000	Perficient Inc.,
	1.250%, 08/01/25(a)	2,293,007

		3,587,984

	Cable and Satellite — 1.8%
	DISH Network Corp.,
2,040,000	Zero Coupon, 12/15/25(a)	2,059,848
2,000,000	3.375%, 08/15/26	1,911,463

		3,971,311

	Communications Equipment — 2.9%
750,000	Harmonic Inc.,
	2.000%, 09/01/24	817,496
1,870,000	InterDigital Inc.,
	2.000%, 06/01/24	1,976,779
1,250,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	1,530,500
1,500,000	Vocera Communications Inc.,
	1.500%, 05/15/23	2,117,931

		6,442,706

	Computer Software and Services — 22.9%
1,500,000	Bandwidth Inc.,
	0.250%, 03/01/26(a)	2,666,760
340,000	Bill.com Holdings Inc.,
	Zero Coupon, 12/01/25(a)	390,124
1,000,000	Blackline Inc.,
	0.125%, 08/01/24	1,882,666
1,375,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	2,518,622
695,000	Cloudflare Inc.,
	0.750%, 05/15/25(a)	1,486,479
	Coupa Software Inc.,
870,000	0.125%, 06/15/25	1,902,023
1,375,000	0.375%, 06/15/26(a)	1,855,929
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,643,750
1,035,000	Datadog Inc.,
	0.125%, 06/15/25(a)	1,360,483

Principal Amount		Market Value
$ 2,030,000	Everbridge Inc.,
	0.125%, 12/15/24	$3,023,920
170,000	Fiverr International Ltd.,
	Zero Coupon, 11/01/25(a)	206,023
680,000	GoPro Inc.,
	1.250%, 11/15/25(a)	774,495
2,000,000	i3 Verticals LLC,
	1.000%, 02/15/25(a)	2,076,962
1,085,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	986,048
1,250,000	LivePerson Inc.,
	0.750%, 03/01/24	2,211,887
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	2,908,749
515,000	Medallia Inc.,
	0.125%, 09/15/25(a)	573,948
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	3,793,509
2,000,000	PAR Technology Corp.,
	2.875%, 04/15/26(a)	3,289,629
1,330,000	PROS Holdings Inc.,
	2.250%, 09/15/27(a)	1,882,535
1,735,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	2,666,075
1,500,000	RealPage Inc.,
	1.500%, 05/15/25	1,936,579
170,000	Shift4 Payments Inc.,
	Zero Coupon, 12/15/25(a)	208,298
	Splunk Inc.,
1,500,000	1.125%, 09/15/25	2,034,708
685,000	1.125%, 06/15/27(a)	715,382
1,000,000	Square Inc.,
	0.250%, 11/01/27(a)	1,113,144
1,045,000	Varonis Systems Inc.,
	1.250%, 08/15/25(a)	1,940,199
2,000,000	Workiva Inc.,
	1.125%, 08/15/26	2,693,527

		51,742,453

	Consumer Products — 2.6%
1,050,000	Farfetch Ltd.,
	3.750%, 05/01/27(a)	4,273,511
1,045,000	National Vision Holdings Inc.,
	2.500%, 05/15/25(a)	1,687,675

		5,961,186

	Consumer Services — 5.5%
1,050,000	Callaway Golf Co.,
	2.750%, 05/01/26(a)	1,674,989
680,000	Chegg Inc.,
	Zero Coupon, 09/01/26(a)	763,788
1,470,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	2,494,838

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Services (Continued)
	Royal Caribbean Cruises Ltd.,
$ 430,000	4.250%, 06/15/23(a)	$573,725
685,000	2.875%, 11/15/23(a)	822,000
685,000	Shopify Inc.,
	0.125%, 11/01/25	810,013
500,000	Square Inc.,
	0.500%, 05/15/23	1,401,831
855,000	Stride Inc.,
	1.125%, 09/01/27(a)	698,060
1,105,000	TechTarget Inc.,
	0.125%, 12/15/25(a)	1,204,282
2,060,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	1,954,183

		12,397,709

	Diversified Industrial — 0.9%
750,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	1,574,862
175,000	Sea Ltd.,
	2.375%, 12/01/25(a)	404,314

		1,979,176

	Energy and Utilities — 1.6%
1,155,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	2,216,785
1,700,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,345,160

		3,561,945

	Financial Services — 4.6%
875,000	Chimera Investment Corp.,
	7.000%, 04/01/23.	1,343,672
1,025,000	Colony Capital Operating Co. LLC,
	5.750%, 07/15/25(a)(b)	2,304,885
1,000,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	1,088,639
750,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	654,447
1,000,000	IIP Operating Partnership LP,
	3.750%, 02/21/24(a)	2,804,921
	LendingTree Inc.,
641,000	0.625%, 06/01/22	908,750
1,210,000	0.500%, 07/15/25(a)	1,179,906

		10,285,220

	Health Care — 12.5%
1,545,000	1Life Healthcare Inc.,
	3.000%, 06/15/25(a)	1,945,038
735,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26(a)	853,856
1,000,000	Collegium Pharmaceutical Inc.,
	2.625%, 02/15/26	994,249

Principal Amount		Market Value
$ 1,000,000	CONMED Corp.,
	2.625%, 02/01/24	$1,402,869
	DexCom Inc.,
575,000	0.750%, 12/01/23	1,308,768
520,000	0.250%, 11/15/25(a)	525,512
1,360,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	1,342,031
1,960,000	Exact Sciences Corp.,
	0.375%, 03/15/27	2,722,136
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,984,874
500,000	Invacare Corp.,
	4.500%, 06/01/22	479,450
1,045,000	Livongo Health Inc.,
	0.875%, 06/01/25(a)	1,902,688
1,171,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,627,424
340,000	Novocure Ltd.,
	Zero Coupon, 11/01/25(a)	437,014
1,500,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	1,724,063
1,390,000	PetIQ Inc.,
	4.000%, 06/01/26(a)	2,116,989
1,254,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23	1,195,489
1,500,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26(a)	1,432,800
1,870,000	Teladoc Health Inc.,
	1.250%, 06/01/27(a)	2,249,058
1,500,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,420,216
500,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	509,400

		28,173,924

	Real Estate — 0.2%
340,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	363,214
170,000	Redfin Corp.,
	Zero Coupon, 10/15/25(a)	204,025

		567,239

	Security Software — 5.5%
1,395,000	2U Inc.,
	2.250%, 05/01/25(a)	2,257,553
1,500,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	1,827,201
515,000	Nice Ltd.,
	Zero Coupon, 09/15/25(a)	588,190
532,000	Nice Systems Inc.,
	1.250%, 01/15/24	1,812,205
1,000,000	Okta Inc.,
	0.375%, 06/15/26(a)	1,286,775

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Security Software (Continued)
$ 2,040,000	Proofpoint Inc.,
	0.250%, 08/15/24	$2,294,268
1,515,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	2,259,649

		12,325,841

	Telecommunications — 4.7%
1,560,000	8x8 Inc.,
	0.500%, 02/01/24	2,271,787
1,500,000	Infinera Corp.,
	2.500%, 03/01/27(a)	2,314,268
1,345,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,720,604
900,000	Twilio Inc.,
	0.250%, 06/01/23	4,300,126

		10,606,785

	Transportation — 1.3%
1,700,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	1,937,222
680,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	733,024
340,000	Uber Technologies Inc.,
	Zero Coupon, 12/15/25(a)	349,533

		3,019,779

	TOTAL CONVERTIBLE CORPORATE BONDS	159,914,673

Shares

	CONVERTIBLE PREFERRED STOCKS — 1.8%
	Business Services — 0.2%
809,253	Amerivon Holdings LLC, 4.000% (c)	436,035
272,728	Amerivon Holdings LLC,
	common equity units (c)	16,364

		452,399

	Financial Services — 0.7%
1,000	Bank of America Corp., 7.250%, Ser. L	1,518,580

	Real Estate Investment Trusts — 0.9%
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	2,128,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	4,099,479

	MANDATORY CONVERTIBLE SECURITIES (d) — 11.8%
	Automotive: Parts and Accessories — 1.3%
19,100	Aptiv plc, Ser. A
	5.500%, 06/15/23	2,947,130

	Diversified Industrial — 1.4%
15,000	Colfax Corp.,
	5.750%, 01/15/22	2,423,100

Shares		Market Value
7,250	Stanley Black & Decker Inc.,
	5.250%, 11/15/22	$810,840

		3,233,940

	Energy and Utilities — 3.5%
11,102	American Electric Power Co. Inc.,
	6.125%, 03/15/22	556,210
29,000	DTE Energy Co.,
	6.250%, 11/01/22	1,396,060
3,645	Essential Utilities Inc.,
	6.000%, 04/30/22	226,063
	NextEra Energy Inc.,
49,025	4.872%, 09/01/22	2,902,280
27,900	5.279%, 03/01/23	1,418,436
27,465	6.219%, 09/01/23	1,410,877

		7,909,926

	Equipment and Supplies — 0.7%
1,000	Danaher Corp., Ser. A
	4.750%, 04/15/22	1,517,640

	Financial Services — 2.0%
1,730	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23	2,078,024
690	2020 Mandatory Exchangeable Trust,
	6.500%, 05/16/23	1,390,376
24,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,100,400

		4,568,800

	Health Care — 1.7%
25,445	Avantor Inc., Ser. A
	6.250%, 05/15/22	2,262,315
30,900	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,509,156

		3,771,471

	Semiconductors — 1.2%
1,945	Broadcom Inc., Ser. A
	8.000%, 09/30/22	2,766,704

	TOTAL MANDATORY CONVERTIBLE SECURITIES	26,715,611

	COMMON STOCKS — 14.4%
	Business Services — 1.4%
13,000	PayPal Holdings Inc.†	3,044,600

	Computer Software and Services — 1.4%
14,300	Microsoft Corp.	3,180,606

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products — 0.6%
24,000	Unilever plc, ADR	$1,448,640

	Energy and Utilities — 0.0%
132	Goodrich Petroleum Corp.†	1,332

	Entertainment — 1.0%
12,500	The Walt Disney Co.†	2,264,750

	Food and Beverage — 0.5%
30,000	Conagra Brands Inc.	1,087,800

	Health Care — 2.5%
12,960	Eli Lilly and Co.	2,188,166
22,651	Merck & Co. Inc.	1,852,852
40,000	Pfizer Inc.	1,472,400

		5,513,418

	Real Estate Investment Trusts — 4.6%
10,000	American Tower Corp.	2,244,600
16,100	Crown Castle International Corp.	2,562,959
5,000	Equinix Inc.	3,570,900
7,000	SBA Communications Corp.	1,974,910

		10,353,369

	Semiconductors — 0.4%
20,000	Intel Corp.	996,400

	Telecommunications — 2.0%
30,000	AT&T Inc.	862,800
16,119	T-Mobile US Inc.†	2,173,647
25,000	Verizon Communications Inc.	1,468,750

		4,505,197

	TOTAL COMMON STOCKS	32,396,112

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,131	Goodrich Petroleum Corp., expire 10/12/26†(c)	$0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$ 2,380,000	U.S. Cash Management Bill,
	0.055%††, 02/16/21	2,379,829

	TOTAL INVESTMENTS — 100.0%
	(Cost $153,051,992)	$225,505,704

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At December 31, 2020, the Fund held investments in restricted and illiquid security amounting to $2,304,885 or 1.02% of the Fund’s total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	12/31/20 Carrying Value Per Bond
$1,025,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25	07/17/20 - 11/11/20	$1,291,390	$2,248.6683

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

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